Shareholders' Equity Schedule of Share-based Compensation, Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, 2014	1,726,354
Granted	1,419,497
Exercised	(62,492)
Forfeited	(150,745)
Expired	0
Outstanding at December 31, 2015	2,932,614
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 15.83	$ 15.77
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	15.40
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	4.72
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	15.93
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 1.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	698,040
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 11.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 0.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 7 months